Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2030 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2030 Fund - Class Z6
Bar Chart Table:
Annual Return 2019	22.82%
Annual Return 2020	15.37%
Annual Return 2021	11.39%
Annual Return 2022	(17.36%)